Derivative Instruments	12 Months Ended
Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Instruments
9.	Derivative Instruments

The Company uses derivatives in accordance with its overall risk management policies. The Company enters into interest rate swap agreements which exchange a receipt of floating interest for a payment of fixed interest to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. The Company has not designated, for accounting purposes, its interest rate swaps as cash flow hedges of its U.S. Dollar denominated LIBOR borrowings.

Realized and unrealized (gains) losses relating to the Company’s interest rate swaps have been reported in realized and unrealized (loss) gain on the consolidated statements of loss. During the year ended December 31, 2013, the Company recognized a net realized loss of $9.9 million and an unrealized gain of $8.4 million, relating to its interest rate swaps. During the year ended December 31, 2012, the Company recognized a net realized loss of $9.6 million and an unrealized gain of $1.6 million relating to its interest rate swaps. During year ended December 31, 2011, the Company recognized a net realized loss of $39.0 million and an unrealized loss of $11.2 million, relating to its interest rate swaps, where a substantial majority of the realized loss and unrealized gain was due to amendments to the fixed interest rate of an interest rate swap that was acquired as part of the 2012 Acquired Business.

The following summarizes the Company’s derivative positions as at December 31, 2013:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset (Liability) $	Remaining Term (years)	Fixed Interest Rate (%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap (1)	USD LIBOR 3M	200,000	(9,505)	2.8	2.61
U.S. Dollar-denominated interest rate swap (1)	USD LIBOR 3M	100,000	(15,763)	3.8	5.55

(1)	Excludes the margin the Company pays on its variable-rate debt, which as of December 31, 2013 ranged from 0.3% to 1.0%.

The Company is potentially exposed to credit loss in the event of non-performance by the counterparty to the interest rate swap agreements in the event that the fair value results in an asset being recorded. In order to minimize counterparty risk, the Company only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time transactions are entered into.